Provision for Rehabilitation Costs - Schedule of Capitalized Costs of Amortized Over Life (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capitalized Costs of Amortized Over Life [Abstract]
Beginning balance, January 1	$ 26,389	$ 20,683
Ending balance, December 31	26,688	26,389	$ 20,683
Unwinding of discount (see Note 11)	290	273	$ 909
Change in estimate	$ 9	$ 5,433